Schedule of Portfolio Investments

March 31, 2023 (dollars in thousands; unaudited)

FHA Permanent Securities (2.0% of net assets)

			Unfunded
	Interest Rate	Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value

Multifamily	3.65%	Dec-2037	$—	$7,409	$7,507	$7,378
	3.72%	Feb-2062	—	4,420	4,428	3,962
	3.90%	Mar-2062	—	3,076	3,080	2,795
	4.00%	Dec-2053	—	59,995	59,971	57,107
	4.10%	Dec-2060	—	21,468	21,487	19,556
	4.70%	May-2053	—	4,532	4,707	3,818
	5.17%	Feb-2050	—	7,359	7,814	7,255
	5.35%	Mar-2047	—	6,594	6,603	6,584
	5.60%	Jun-2038	—	1,993	1,996	1,991
	5.80%	Jan-2053	—	1,916	1,923	1,963
	5.87%	May-2044	—	1,576	1,575	1,575
	5.89%	Apr-2038	—	3,757	3,760	3,755
	6.40%	Aug-2046	—	3,461	3,462	3,462
	6.60%	Jan-2050	—	3,139	3,157	3,154
			—	130,695	131,470	124,355

Forward Commitments	2.50%	Sep-2063	5,702	—	—	(1,241)

Total FHA Permanent Securities			$5,702	$130,695	$131,470	$123,114

Schedule of Portfolio Investments

March 31, 2023 (dollars in thousands; unaudited)

Ginnie Mae Securities (27.3% of net assets)

			Unfunded
	Interest Rate	Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040	—	$1,037	$1,045	$1,017
	4.50%	Aug-2040	$—	520	528	522
	5.50%	Jan-2033 - Jun-2037	—	806	806	833
	6.00%	Jan-2032 - Aug-2037	—	577	576	604
	6.50%	Jul-2028	—	33	33	34
	7.00%	Apr-2026 - Jan-2030	—	304	304	312
	7.50%	Aug-2025 - Aug-2030	—	139	139	144
	8.00%	Sep-2026 - Nov-2030	—	127	127	132
	8.50%	Aug-2024 - Aug-2027	—	35	35	37
	9.00%	Sep-2024 - Jun-2025	—	2	2	2
			—	3,580	3,595	3,637

Multifamily	1.90%	Feb-2061	—	22,712	20,522	14,686
	1.95%	Mar-2064	—	34,528	34,995	28,630
	1.95%	Mar-2064	—	38,011	37,525	31,662
	2.00%	Apr-2062 - Mar-2064	—	268,118	270,635	217,635
	2.00%	Oct-2062	—	53,668	55,457	44,422
	2.00%	Jul-2062	—	36,428	37,421	30,368
	2.00%	Apr-2063	—	49,231	50,251	40,993
	2.00%	Apr-2063	—	51,968	52,833	43,129
	2.00%	Jul-2063	—	44,895	45,292	37,499
	2.00%	Oct-2063	—	42,550	42,139	34,525
	2.08%	Nov-2056	—	51,641	53,583	42,920
	2.15%	May-2056	—	475	474	465
	2.20%	Jun-2056	—	880	878	847
	2.25%	Dec-2048	—	3,051	3,030	2,859
	2.30%	Mar-2056 - Oct-2056	—	3,940	3,911	3,764
	2.31%	Nov-2051	—	7,076	7,076	6,332
	2.32%	Sep-2060	—	26,729	28,121	22,701
	2.35%	Nov-2056 - Feb-2061		28,690	29,525	25,310
	2.40%	Aug-2047 - Dec-2057		46,608	47,205	41,545
	2.45%	Apr-2062	—	14,558	14,788	12,207
	2.50%	Dec-2052 - Jan-2061		54,507	55,302	47,475
	2.58%	May-2063	—	28,500	29,401	24,496
	2.60%	Dec-2055 - Jun-2059		9,220	9,245	8,636
	2.65%	Oct-2062	—	6,445	6,600	5,668
	2.67%	Mar-2062	—	34,962	35,763	30,286
	2.70%	May-2048 - Jul-2058		6,405	6,423	6,143
	2.72%	Feb-2044	—	108	110	105
	2.74%	Apr-2057	—	23,591	25,557	20,747
	2.78%	Aug-2058	—	10,565	11,456	9,319
	2.79%	Apr-2049	—	4,588	4,625	4,309
	2.80%	Feb-2053	—	60,000	57,315	48,369
	2.80%	Dec-2059	—	4,616	4,556	4,455
	2.82%	Apr-2050	—	800	814	764
	2.94%	Nov-2059	—	47,133	52,274	41,911
	3.00%	May-2062	—	59,759	64,459	53,852
	3.03%	Jan-2056	—	29,894	31,750	27,276
	3.05%	May-2054	—	11,545	11,590	10,424
	3.12%	Sep-2051	—	120	120	120
	3.17%	Aug-2059	—	33,985	37,479	31,106
	3.20%	Jul-2041	—	89	88	89
	3.25%	Sep-2054	—	17,842	17,703	17,022
	3.25%	Apr-2059	—	32,940	31,704	31,446
	3.26%	Nov-2043	—	277	277	275
	3.27%	Apr-2046	—	24,006	25,226	21,020
	3.30%	Sep-2060	—	7,882	8,070	7,316
	3.33%	May-2055	—	6,872	6,541	6,261
	3.34%	Sep-2059	—	16,697	16,999	15,469
	3.35%	Mar-2044	—	10,000	9,650	9,649
	3.36%	May-2061	—	50,970	56,454	46,873
	3.38%	Jan-2060	—	58,214	58,219	54,017
	3.39%	Feb-2059	—	13,959	14,216	13,020
	3.41%	Sep-2061	—	41,429	42,982	38,295
	3.43%	Nov-2061	—	52,196	53,775	48,346
	3.48%	Sep-2052	—	2,956	3,049	2,805
	3.50%	Jan-2054	—	3,630	3,613	3,568
	3.53%	Apr-2042	—	15,444	15,856	14,675
	3.60%	Jun-2057	—	13,346	13,785	12,811
	3.60%	Apr-2061	—	33,470	34,514	31,132
	3.62%	Dec-2057	—	27,937	28,396	26,369
	3.63%	Dec-2045	—	8,583	8,295	8,331
	3.65%	Oct-2058	—	10,065	10,208	9,680
	3.67%	Nov-2035	—	12,821	13,126	12,271
	3.74%	Aug-2059	—	15,311	15,590	14,440
	3.75%	Nov-2060	—	11,097	11,430	10,609
	3.78%	Aug-2060	—	38,846	39,117	36,626
	3.92%	Aug-2039	—	39,259	41,046	37,566
	3.97%	Apr-2046	—	297	297	294
	4.00%	Nov-2057	—	24,398	25,367	23,864
	4.10%	May-2051	—	3,735	4,016	3,671
	4.25%	Sep-2038	—	29,735	29,841	29,636
	4.35%	Dec-2060	—	2,253	2,292	2,243
	4.37%	Feb-2034	—	23,855	25,868	23,282
	4.45%	Jun-2055	—	2,444	2,359	2,434
	4.53%	Jan-2061		14,638	15,067	14,762
	4.63%[2]	Sep-2037	—	1,500	1,470	1,501
	4.90%[2]	Mar-2044	—	1,000	992	1,000
	5.25%	Apr-2037	—	16,040	16,036	16,019
			—	1,938,533	1,984,034	1,706,647

Forward Commitments				—

Total Ginnie Mae Securities			$—	$1,942,113	$1,987,629	$1,710,284

Schedule of Portfolio Investments

March 31, 2023 (dollars in thousands; unaudited)

Ginnie Mae Construction Securities (1.4% of net assets)

	Interest Rates[3]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value

Multifamily	2.25%	4.10%	Apr-2064	$53,241	$12,687	$14,698	$(50)
	2.59%	3.59%	Aug-2064	40,266	2,047	3,082	(6,613)
	2.62%	2.62%	Feb-2063	549	13,251	13,744	11,175
	2.64%	2.64%	Jan-2063	4,903	13,472	13,999	10,707
	2.75%	2.75%	Apr-2063	1,228	20,434	21,347	17,390
	2.98%	2.98%	Jun-2063	2,861	30,848	32,041	26,816
	3.05%	3.05%	Dec-2063	85,230	19,515	20,562	10,467
	3.24%	3.24%	Jan-2064	24,904	1,527	2,067	(2,171)
	3.60%	5.70%	Dec-2063	259	4,649	4,809	4,472
	3.69%	4.75%	Nov-2063	12,478	25	193	(978)
	3.75%	5.35%	Jan-2064	290	5,512	5,700	5,350
	4.08%	4.08%	Feb-2064	13,931	1,496	1,837	495
	4.14%	4.14%	Sep-2063	1,636	9,561	9,759	9,343
Total Ginnie Mae Construction Securities				241,776	135,024	143,838	86,403

Schedule of Portfolio Investments

March 31, 2023 (dollars in thousands; unaudited)

Fannie Mae Securities (44.5% of net assets)

				Unfunded	Face	Amortized
	Interest Rate[4]		Maturity Date	Commitments[1]	Amount	Cost	Value

Single Family	2.50%		May-2050 - Jan-2052	$—	$150,924	$156,746	$130,518
	2.50%		Jan-2052	—	45,441	45,608	39,363
	2.77%	12M LIBOR+156	Apr-2034	—	376	381	381
	3.00%		Apr-2031 - Mar-2052	—	137,849	142,768	124,841
	3.00%		Oct-2051	—	44,886	47,059	40,362
	3.23%	1Y UST+223	May-2033	—	118	118	120
	3.50%		Jan-2042 - Jan-2052	—	132,429	135,825	124,189
	3.50%		Jan-2052	—	39,027	40,016	36,324
	3.74%	12M LIBOR+149	Jul-2033	—	103	103	105
	3.81%	12M LIBOR+152	Feb-2045	—	1,964	1,992	1,995
	3.86%	6M LIBOR+161	Aug-2033	—	112	112	112
	3.87%	12M LIBOR+163	Nov-2034	—	136	137	137
	3.91%	12M LIBOR+169	Oct-2042	—	1,542	1,567	1,578
	3.97%	1Y UST+222	Jul-2033	—	282	282	289
	4.00%		Jul-2024 - Jul-2052	—	49,432	50,129	47,884
	4.00%		Jun-2052	—	33,782	33,347	32,326
	4.04%	1Y UST+220	Aug-2033	—	374	373	381
	4.22%	1Y UST+222	Aug-2033	—	167	167	171
	4.50%		May-2024 - Oct-2052	—	147,028	146,475	144,994
	4.52%	6M LIBOR+155	Nov-2033	—	672	672	683
	5.00%		May-2034 - Oct-2052	—	94,915	95,972	95,140
	5.10%	1M LIBOR+25	Mar-2037	—	101	100	99
	5.17%	1M LIBOR+32	Jun-2037	—	505	505	501
	5.25%	1M LIBOR+40	Apr-2037	—	234	234	230
	5.31%	1M LIBOR+46	Oct-2042	—	1,378	1,383	1,345
	5.35%	1M LIBOR+50	Jun-2042	—	3,163	3,165	3,093
	5.40%	1M LIBOR+55	Mar-2042	—	1,614	1,616	1,585
	5.45%	1M LIBOR+60	Oct-2043	—	3,277	3,289	3,219
	5.50%		Sep-2032 - Jun-2038	—	2,010	2,004	2,089
	6.00%		Nov-2028 - Nov-2037	—	1,287	1,290	1,348
	6.50%		Sep-2028 - Jul-2036	—	258	261	275
	7.00%		Sep-2027 - May-2032	—	427	427	452
	7.50%		Jan-2027 - Sep-2031	—	11	11	13
	8.00%		Aug-2030 - May-2031	—	31	32	34
				—	895,855	914,166	836,176

Multifamily	1.06%		Dec-2027	—	21,307	21,313	18,397
	1.17%		Aug-2030 - Nov-2030	—	34,437	34,440	27,787
	1.22%		Aug-2028 - Jul-2030	—	35,610	35,697	29,506
	1.25%		Jul-2030	—	37,950	38,052	30,893
	1.26%		Jan-2031	—	25,000	24,995	20,406
	1.27%		Jul-2030	—	14,235	14,317	11,635
	1.31%		Aug-2030	—	4,361	4,411	3,595
	1.32%		Aug-2030	—	21,000	21,225	17,275
	1.38%		Jul-2030	—	10,500	10,615	8,651
	1.41%		Jul-2030	—	3,221	3,248	2,697
	1.46%		Jul-2030	—	7,376	7,457	6,207
	1.47%		Jul-2030 - Dec-2030	—	15,425	15,534	12,581
	1.50%		Aug-2030	—	1,140	1,163	959
	1.52%		Jul-2032	—	14,158	14,260	11,352
	1.53%		Jul-2032	—	10,500	10,634	8,464
	1.55%		Jul-2032	—	20,500	20,761	16,650
	1.57%		Aug-2037	—	46,747	46,936	34,133
	1.57%		Jan-2031	—	21,950	22,011	18,155
	1.58%		Oct-2031	—	57,950	58,179	46,724
	1.65%		Jul-2030	—	1,234	1,258	1,050
	1.71%		Sep-2035 - Nov-2035	—	25,605	25,875	19,193
	1.74%		Mar-2033	—	6,160	6,234	4,914
	1.76%		Aug-2031 - Dec-2036	—	53,880	54,025	44,334
	1.77%		Sep-2035	—	3,270	3,330	2,469
	1.82%		Jul-2035	—	4,563	4,596	3,578
	1.88%		Nov-2031	—	25,400	25,430	21,019
	1.94%		Apr-2035	—	6,400	6,488	5,107
	2.00%		Apr-2031	—	18,000	18,526	15,296
	2.09%		May-2032 - Jul-2050	—	21,792	22,019	16,618
	2.16%		Sep-2050	—	14,200	14,353	8,795
	2.33%		Nov-2029 - Feb-2030	—	17,949	17,984	15,946
	2.41%		Apr-2051	—	3,695	3,731	2,716
	2.43%		Nov-2031	—	18,655	18,661	16,254
	2.46%		Aug-2026 - Jan-2038	—	56,178	56,257	49,359
	2.47%		Dec-2051	—	13,314	13,496	9,884
	2.49%		Dec-2026 - Nov-2031	—	26,987	27,030	24,474
	2.50%		Jun-2026	—	60,000	60,000	56,466
	2.53%		Jan-2030	—	20,550	20,653	18,381
	2.55%		Sep-2026 - Mar-2030	—	25,359	25,409	23,291
	2.56%		Dec-2051	—	12,510	12,539	9,432
	2.57%		Mar-2042	—	25,155	25,166	18,753
	2.61%		Nov-2026	—	9,800	9,830	9,188
	2.67%		Aug-2029	—	37,700	37,919	34,510
	2.70%		Nov-2025	—	14,263	14,265	13,601
	2.72%		Jul-2028	—	35,999	36,112	33,524
	2.76%		Oct-2031	—	10,189	10,299	9,184
	2.85%		Aug-2031	—	8,760	8,796	7,908
	2.91%		Jun-2031	—	25,000	25,090	22,756
	2.92%		Apr-2028	—	15,414	15,442	14,522
	2.92%		Jun-2027	—	65,100	65,125	61,729
	2.93%		Sep-2027 - Apr-2038	—	58,849	58,917	51,858
	2.94%		Jun-2027 - Jul-2039	—	29,290	29,317	27,797
	2.96%		Sep-2034	—	20,000	20,609	17,367
	2.97%		Sep-2034	—	12,961	13,126	11,522
	2.99%		Jun-2025	—	2,527	2,527	2,435
	3.00%		May-2027	—	6,269	6,275	5,938
	3.01%		Apr-2052	—	7,387	7,392	5,890
	3.02%		Jun-2027	—	3,576	3,579	3,405
	3.04%		Apr-2030	—	24,706	24,745	23,042
	3.05%		Apr-2030	—	25,507	25,520	23,768
	3.12%		Apr-2030	—	12,527	12,529	11,651
	3.13%		May-2026	—	3,145	3,162	3,030
	3.14%		Apr-2029	—	7,521	7,528	7,104
	3.17%		Jun-2029	—	22,345	22,414	21,058
	3.18%		May-2035	—	8,979	9,063	8,356
	3.21%		May-2030	—	6,375	6,420	5,963
	3.24%	1M SOFR+20	Nov-2031	—	40,943	40,948	40,934
	3.24%		May-2052	—	6,413	6,540	5,275
	3.25%	1M SOFR+21	Mar-2031	—	23,855	23,855	23,827
	3.26%	1M SOFR+22	Mar-2031	—	10,075	10,075	10,067
	3.26%		Jan-2027	—	6,912	6,917	6,627
	3.27%	1M SOFR+23	Apr-2031	—	17,500	17,500	17,507
	3.30%		Nov-2032	—	15,800	15,806	15,808
	3.31%		Oct-2027	—	14,895	14,936	14,312
	3.33%	1M SOFR+29	Feb-2029	—	20,000	20,005	19,978
	3.33%		May-2029	—	6,457	6,633	6,185
	3.36%		Oct-2029	—	10,432	10,435	9,959
	3.40%		Oct-2026	—	2,709	2,711	2,620
	3.41%		Sep-2023	—	9,978	9,978	9,866
	3.42%		Apr-2035	—	4,982	5,032	4,597
	3.46%		Apr-2031 - Dec-2023	—	16,012	16,063	15,276
	3.50%		Aug-2039	—	13,117	13,117	11,687
	3.50%	1M SOFR+47	May-2032	—	23,705	23,706	23,739
	3.51%	1M SOFR+47	Jun-2029	—	70,000	70,017	69,989
	3.53%	1M SOFR+49	May-2032	—	28,526	28,530	28,616
	3.56%	1M SOFR+52	Jun-2032	—	30,975	30,975	30,973
	3.61%		Sep-2023	—	5,817	5,817	5,796
	3.63%		Jul-2035	—	21,112	21,132	19,636
	3.66%		Oct-2023	—	4,263	4,263	4,247
	3.68%		Jul-2028	—	11,898	12,204	11,529
	3.70%		Oct-2033	—	19,865	19,927	18,974
	3.91%		Aug-2032	—	26,250	26,553	25,611
	4.10%	1M LIBOR+29	Feb-2028	—	30,379	30,380	30,329
	4.11%		Aug-2032	—	15,627	15,700	15,308
	4.12%	1M LIBOR+31	Mar-2028	—	38,275	38,275	38,232
	4.15%	1M LIBOR+34	Jan-2028	—	22,425	22,425	22,403
	4.16%	1M LIBOR+35	Dec-2027	—	18,007	18,007	18,007
	4.32%		Mar-2028	—	41,708	41,852	41,682
	4.38%	1M LIBOR+58	May-2029	—	25,000	25,006	25,064
	4.39%	1M LIBOR+58	Jun-2029	—	41,302	41,303	41,413
	4.39%		Feb-2030	—	21,148	21,087	21,229
	4.56%		Feb-2028	—	29,835	29,907	30,120
	4.69%		Feb-2030 - Jun-2035	—	19,365	19,420	19,739
	4.80%		Oct-2052	—	12,428	12,467	12,230
	5.16%		Apr-2034	—	24,944	24,366	24,424
	5.30%		Aug-2029	—	3,558	3,541	3,646
	5.69%		Jun-2041	—	4,161	4,241	4,254
	5.75%		Jun-2041	—	2,021	2,066	2,069
	5.96%		Jan-2029	—	207	208	207
	8.40%		Jul-2023	—	21	21	20
				—	2,151,314	2,158,256	1,954,513

Forward Commitments	2.21%		Dec-2039	41,587	—	—	(11,087)
	2.56%		Jul-2038	10,774	—	—	(2,123)
	2.58%		Jan-2040	11,700	—	—	(2,512)
	2.59%		Feb-2039 - Mar-2039	35,409	—	—	(7,547)
	2.72%		Jul-2040	27,794	—	278	(6,097)
	4.47%		Jul-2041	10,058	—	—	(604)
				137,322	—	278	(29,970)

When Issued[5]	4.99%		Apr-2033	—	22,798	23,154	23,403
				—	22,798	23,154	23,403
Total Fannie Mae Securities				$137,322	$3,069,967	$3,095,854	$2,784,122

Schedule of Portfolio Investments

March 31, 2023 (dollars in thousands; unaudited)

Freddie Mac Securities (7.4% of net assets)

				Unfunded
	Interest Rate[4]		Maturity Date	Commitments[1]	Face Amount	Amortized Cost	Value

Single Family	2.50%		Jan-2043 - Aug-2046	$—	$5,688	$5,747	$4,999
	3.00%		Aug-2042 - Sep-2046	—	23,615	24,008	21,908
	3.35%	1Y UST+223	Jun-2033	—	31	31	32
	3.50%		Jan-2026 - Oct-2046	—	43,468	44,322	41,351
	4.00%		Nov-2024 - Aug-2047	—	41,079	42,516	40,102
	0.04%	12M LIBOR+178	Jul-2035	—	95	95	97
	0.04%	1Y UST+223	Oct-2033	—	143	143	146
	4.50%		Jan-2038 - Dec-2044	—	11,359	11,777	11,446
	4.98%	1M LIBOR+30	Feb-2036	—	260	260	258
	5.00%		Jun-2026 - Mar-2041	—	1,722	1,717	1,766
	5.01%	1M LIBOR+33	May-2037	—	68	68	67
	5.03%	1M LIBOR+35	Apr-2036 - Jan-2043	—	2,085	2,086	2,028
	5.08%	1M LIBOR+40	Aug-2043	—	1,939	1,938	1,888
	5.16%	1M LIBOR+48	Oct-2040	—	1,454	1,453	1,438
	5.18%	1M LIBOR+50	Oct-2040 - Jun-2044	—	5,223	5,227	5,117
	5.23%	1M LIBOR+55	Nov-2040	—	1,350	1,358	1,326
	5.35%	1M LIBOR+67	Aug-2037	—	1,669	1,681	1,679
	5.50%		Apr-2033 - Jul-2038	—	1,711	1,708	1,782
	6.00%		Dec-2033 - Oct-2037	—	2,227	2,242	2,334
	6.50%		Apr-2028 - Nov-2037	—	282	284	302
	7.00%		Apr-2028 - Mar-2030	—	18	17	18
	7.50%		Aug-2029 - Apr-2031	—	16	15	16
	8.50%		Jul-2024	—	8	8	8
				—	145,510	148,701	140,108

Multifamily	2.04%		May-2050	—	19,988	20,448	13,935
	2.40%		Jun-2031	—	7,444	7,515	6,497
	2.42%		Jun-2031	—	11,768	11,895	10,287
	3.26%	1M SOFR+23	Jul-2027	—	3,893	3,894	3,880
	3.28%		Dec-2029	—	15,755	15,880	14,811
	3.34%		Dec-2029	—	9,333	9,423	8,804
	3.35%		Oct-2033	—	33,449	33,335	31,331
	3.38%		Apr-2030	—	13,729	13,885	12,963
	3.48%		Jun-2030	—	17,938	18,207	17,029
	3.50%		Jan-2026	—	17,879	17,910	17,597
	3.60%		Apr-2030	—	24,413	24,866	23,661
	3.68%		Oct-2025	—	10,000	10,038	9,767
	4.73%	1M SOFR+20	Aug-2031	—	27,163	27,163	26,750
	4.77%	1M SOFR+24	Jan-2031 - Jun-2031	—	54,200	54,200	53,514
	4.78%	1M SOFR+25	Dec-2030	—	15,392	15,392	15,219
	4.80%	1M LIBOR+13	Nov-2027	—	14,868	14,869	14,715
	4.83%	1M SOFR+30	Dec-2030	—	15,371	15,371	15,213
	4.89%	1M SOFR+36	Oct-2030	—	7,457	7,457	7,387
	4.90%		Dec-2032	—	10,207	10,183	10,364
	4.93%	1M LIBOR+26	Nov-2030	—	11,793	11,793	11,691
	5.00%	1M LIBOR+33	Oct-2030	—	4,226	4,226	4,184
				—	346,266	347,950	329,599

Forward Commitments	2.38%		Feb-2034	43,500	—	163	(6,984)
	3.86%		May-2040	27,450	—	—	(1,841)
				70,950	—	163	(8,825)

Total Freddie Mac Securities				$70,950	$491,776	$496,814	$460,882

Schedule of Portfolio Investments

March 31, 2023 (dollars in thousands; unaudited)

State Housing Finance Agency Securities (8.2% of net assets)

		Interest Rates[3]
	Issuer	Permanent	Construction	Maturity Date	Face Amount	Amortized Cost	Value

Multifamily	Illinois Housing Development Auth	—	0.40%	Dec-2024	$470	$470	$453
	Mass Housing	—	0.50%	Dec-2023	10,020	10,020	9,875
	Mass Housing	—	2.15%	Sep-2023	32,282	32,284	31,726
	Mass Housing	—	2.15%	Sep-2023	4,465	4,466	4,435
	City of St. Louis Park, MN	—	2.93%	Jan-2026	20,577	20,575	20,046
	Illinois Housing Development Auth	2.06%	—	Jan-2042	27,455	27,458	19,915
	Illinois Housing Development Auth	2.07%	—	Jul-2041	84,895	84,893	60,327
	Mass Housing	2.60%	—	Jun-2063	26,410	26,410	16,035
	Illinois Housing Development Auth	2.65%	—	Jul-2062	21,610	21,632	14,066
	NYC Housing Development Corp	2.95%	—	Nov-2041 - Nov-2045	11,275	11,275	9,619
	NYC Housing Development Corp	3.05%	—	Nov-2046	13,000	13,000	9,010
	NYC Housing Development Corp	3.10%	—	Oct-2046	20,441	20,441	17,749
	NYC Housing Development Corp	3.25%	—	Nov-2049	12,000	12,000	9,436
	Connecticut Housing Finance Auth	3.25%	—	May-2050	12,080	12,095	9,446
	Mass Housing[6]	3.30%	—	Dec-2059	8,340	8,345	6,224
	NYC Housing Development Corp	3.35%	—	Nov-2054	20,000	20,000	15,519
	NYC Housing Development Corp	3.45%	—	May-2059	20,000	20,000	15,612
	NYC Housing Development Corp	3.75%	—	May-2035	3,200	3,200	3,200
	Mass Housing[6]	3.85%	—	Dec-2058	9,510	9,507	7,698
	NYC Housing Development Corp	3.95%	—	Nov-2043	12,800	12,800	11,908
	NYC Housing Development Corp	4.00%	—	Dec-2028 - Nov-2048	14,315	14,418	13,665
	MassHousing	4.13%	—	Dec-2036	5,000	5,000	5,002
	NYC Housing Development Corp	4.13%	—	Nov-2040 - Nov-2053	13,305	13,305	12,554
	NYC Housing Development Corp	4.20%	—	Dec-2039	8,305	8,305	8,305
	NYC Housing Development Corp	4.30%	—	Nov-2045	3,000	3,000	2,912
	Chicago Housing Authority	4.36%	—	Jan-2038	25,000	25,000	23,608
	MassHousing	4.50%	—	Jun-2056	45,000	45,000	43,845
	MassHousing	4.50%	—	Dec-2065	30,060	30,092	29,487
	Mass Housing[6]	4.90%	—	Jun-2066	26,645	26,673	26,883
	Mass Housing[6]	5.11%	—	Jun-2066	53,425	53,459	54,752

Total State Housing Finance Agency Securities					$594,885	$595,123	$513,312

Schedule of Portfolio Investments

March 31, 2023 (dollars in thousands; unaudited)

Other Mutifamily Investments (4.0% of net assets)

		Interest Rates[3,4]				Unfunded	Face	Amortized
	Issuer	Permanent	Construction		Maturity Date	Commitments[1]	Amount	Cost	Value

Direct Loans	Wilder Square (Level 3)	—	3.25%		Sep-2023	—	8,272	8,271	8,231
	University and Fairview (Level 3)	—	3.45%		Jun-2024	—	14,995	14,956	14,355
	University and Fairview (Level 3)	—	3.45%		Dec-2023	—	22,507	22,432	21,744
	Old Cedar (Level 3)	—	3.50%		Dec-2023	—	11,000	10,990	10,793
	Peregrine Apartments (Level 3)	—	3.60%		Jun-2024 - Dec-2024	16,967	10,827	10,767	9,575
	The Crest Apartments (Level 3)	—	3.75%		Jun-2024	2,134	7,366	7,363	7,016
	Ladder 260 - Tax Exempt (Level 3)	—	4.04%		Nov-2025	6,519	1,642	1,658	1,298
	99 Ocean (Level 3)	—	4.05%		Oct-2024	11,322	40,678	40,335	39,408
	53 Colton Street (Level 3)	—	6.45%	Prime Rate-105	Dec-2023	—	16,017	15,977	15,881
	Soul (Level 3)	—	6.56%	1M SOFR+225	Apr-2025	24,508	242	48	(102)
	53 Colton Street (Level 3)	—	6.65%	Prime Rate-85	Dec-2023	1,423	1,619	1,611	1,491
	San Cristina (Level 3)	—	6.91%	1M SOFR+260	Sep-2024	12,418	5,054	4,971	4,938
	18 Sixth Ave at Pacific Park (Level 3)	—	6.96%	1M LIBOR+220	Dec-2024	2,829	14,393	14,370	14,171
	18 Sixth Ave at Pacific Park (Level 3)	—	6.96%	1M LIBOR+220	Dec-2024	7,254	75,523	75,379	74,456
	311 W 42nd Street (Level 3)	—	7.76%	1M LIBOR+300	Nov-2024	40,441	9,559	9,401	9,525
	Granada (Level 3)	—	10.66%	1M SOFR+635	Jan-2024	1,297	11,703	11,678	11,654
						127,112	251,397	250,207	244,434

Forward Commitments	The Crest Apartments (Level 3)	—	3.75%		Dec-2023	3,815	—	(33)	(101)
	Soul (Level 3)	—	7.16%	1M SOFR+285	Apr-2025	12,501	—	(101)	(44)
						16,316	—	(134)	(145)

Privately Insured Construction/Permanent Mortgages[7]	Illinois Housing Development Auth	6.20%	—		Dec-2047	—	2,845	2,853	2,826
	Illinois Housing Development Auth	6.40%	—		Nov-2048	—	867	876	862
						—	3,712	3,729	3,688

Total Other Multifamily Investments						$143,428	$255,109	$253,802	$247,977

Schedule of Portfolio Investments

March 31, 2023 (dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (0.9% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Citigroup	3.62%	Jul-2047	$8,000	$8,158	$7,730
Barclays/ JP Morgan	3.82%	Jul-2047	2,250	2,295	2,209
RBS/ Wells Fargo	3.82%	Aug-2050	5,000	5,106	4,867
Deutsche Bank/UBS	3.96%	Mar-2047	5,000	5,099	4,902
Barclays/ JP Morgan	4.00%	Apr-2047	5,000	5,100	4,884
Cantor/Deutsche Bank	4.01%	Apr-2047	20,000	20,399	19,529
Barclays/ JP Morgan	4.08%	Feb-2047	6,825	7,087	6,651
Cantor/Deutsche Bank	4.24%	Feb-2047	7,000	7,138	6,900
Total Commercial Mortgage Backed Securities			$59,075	$60,382	$57,672

Schedule of Portfolio Investments

March 31, 2023 (dollars in thousands; unaudited)

United States Treasury Securities (4.0% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

1.13%	Feb-2031	$25,000	$24,200	$21,041
1.50%	Feb-2030	35,000	36,270	30,675
1.75%	Nov-2029 - Aug-2041	50,000	49,508	41,402
1.88%	Feb-2032	15,000	14,083	13,166
2.00%	Nov-2041	7,000	6,663	5,277
2.25%	May-2041	42,000	43,278	33,340
2.38%	Feb-2042	15,000	15,291	12,051
2.88%	Aug-2028 - May-2032	25,000	24,783	23,899
3.00%	Aug-2052	20,000	18,141	17,559
3.88%	Feb-2043	40,000	39,594	40,344
4.00%	Nov-2042	15,000	14,760	15,402
Total United States Treasury Securities		$289,000	$286,571	$254,156

Total Fixed-Income Investments		$6,967,644	$7,051,483	$6,237,922

Schedule of Portfolio Investments

March 31, 2023 (dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (less than 0.01% of net assets)

		Amount of
	Face	Dividends
Issuer	Amount (Cost)	or Interest	Value

HIT Advisers[8] (Level 3)	$1	$—	$519
Total Equity Investment	$1	$—	$519

Schedule of Portfolio Investments

March 31, 2023 (dollars in thousands; unaudited)

Short-Term Investments (0.3% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Commercial Paper
Halkin Finance	4.83%[9]	Apr-2023	$16,500	$16,496	$16,496

Blackrock Federal Funds	4.72%[10]	Apr-2023	1,172	1,172	1,172
Total Short-Term Investments			$17,672	$17,668	$17,668

Total Investments			$6,685,318	$7,069,152	$6,256,109

Schedule of Portfolio Investments

March 31, 2023

Footnotes

1	The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. The unfunded amount of these commitments totaled $599.2 million at period end. Generally, GNMA construction securities fund over a 12- to 24-month period. Funding periods for State Housing Finance Agency construction securities and Direct Loans vary by project, but generally fund over a one- to 48-month period. Forward commitments generally settle within 12 months of the original commitment date.

2	Federally tax-exempt bonds collateralized by Ginnie Mae securities.

3	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

4	For floating and variable rate securities the rate indicated is for the period end. With respect to these securities, the schedule also includes the reference rate and spread in basis points.

5	The HIT records when issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when issued basis are marked to market monthly and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

6	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The securities are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT's Board of Trustees.

7	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

8	The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT's valuation committee in accordance with the fair value procedures adopted by the HIT's Board of Trustees, and approximates carrying value of HIT Advisors and its subsidiary on a consolidated basis. The participation interest is not registered under the federal securities laws.

9	Rate indicated is the effective yield at the time of purchase.

10	Rate indicated is the annualized 1-day yield as of March 31, 2023.

Key to abbreviations

M	Month
Y	Year
LIBOR	London Interbank Offered Rate
UST	U.S. Treasury
SOFR	Secured Overnight Financing Rate

Item 1. Schedule of Investments

(Schedule of Investments)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited

As of March 31, 2023

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information. Participation in the HIT is limited to eligible pension plans and labor organizations, including health and welfare, general, voluntary employees’ benefit associations and other funds that have beneficiaries who are represented by labor organizations. The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Investment Valuation

Net asset value per share (NAV) is determined as of the close of business of regular trading (normally 4:00 p.m.) of the New York Stock Exchange on the last business day of each calendar month. The HIT’s Board of Trustees is responsible for the valuation process. The HIT’s Board of Trustees has designated the officers of the HIT that comprise the HIT’s Valuation Committee as the “valuation designee” to perform fair valuations of the HIT’s investments pursuant to Rule 2a-5 under the Investment Company Act. The Valuation Committee, in accordance with the policies and procedures approved by the HIT’s Board of Trustees, is also responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information and reporting to the Board of Trustees on valuation matters, including fair value determinations. Following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets. Portfolio securities for which market quotations are readily available are valued at market price as supplied by a third-party pricing vendor. For U.S. Treasury securities, independent pricing services generally base prices on actual transactions as well as dealer-supplied market information. For State Housing Finance Agency securities, independent pricing services generally base prices using models that utilize trading spreads, new issue scales, verified bid information and credit ratings. For commercial mortgage-backed securities, independent pricing services generally base prices on cash flow models that take into consideration benchmark yields and utilize available trade information, dealer quotes and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans and collateralized mortgage obligations, independent pricing services generally base prices on an active TBA (to-be-announced) market for mortgage pools, discounted cash flow models, or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type and spread/ benchmark yields, as well as dealer-supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing, which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type.

Investments in registered open-end investment management companies are valued based upon the NAV of such investments.

When the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

Portfolio investments for which market quotations are deemed unreliable or for which prices from independent pricing services are not available are valued at their fair value determined in good faith by the HIT’s Valuation Committee, as valuation designee, pursuant to procedures approved by the HIT’s Board of Trustees. In determining fair market value, the Valuation Committee will employ a valuation method that it believes reflects fair value for that asset, which may include the use of an independent valuation consultant or the utilization of a discounted cash flow model based on broker and/or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted. However, on March 31, 2023, the Valuation Committee fair valued less than 0.01% of the HIT’s net assets utilizing internally derived unobservable inputs.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term investments acquired with a stated maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value.

The HIT holds a 100% ownership interest, either directly or indirectly in HIT Advisers LLC (HIT Advisers). HIT Advisers is valued at its fair value determined in good faith under consistently applied procedures approved by the HIT’s Board of Trustees, which approximates its respective carrying value.

The following table presents the HIT’s valuation levels as of March 31, 2023:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total

FHA Permanent Securities	$—	$124,355	$—	$124,355
Ginnie Mae Securities	—	1,710,284	—	1,710,284
Ginnie Mae Construction Securities	—	86,403	—	86,403
Fannie Mae Securities	—	2,790,689	—	2,790,689
Freddie Mac Securities	—	469,707	—	469,707
Commercial Mortgage-Backed Securities	—	57,672	—	57,672
State Housing Finance Agency Securities	—	513,312	—	513,312
Other Multifamily Investments
Direct Loans	—	—	244,434	244,434
Privately Insured Construction/Permanent Mortgages	—	3,688	—	3,688
Total Other Multifamily Investments	—	3,688	244,434	248,122
United States Treasury Securities	—	254,156	—	254,156
Equity Investments	—	—	519	519
Short-Term Investments	17,668	—	—	17,668
Other Financial Instruments*	—	(16,633)	(145)	(16,778)
Total Investment	$17,668	$5,993,633	$244,808	$6,256,109

*If held in the portfolio at report date, other financial instruments include forward commitments, TBA and when-issued securities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended March 31, 2023.

	Investments in Securities ($ in thousands)
	Other Multifamily Investments	Equity Investments	Other Financial Instruments	Total
Beginning balance,12/31/2022	$217,373	$236	$(174)	$217,435
Cost of Purchases	25,612	—	—	25,612
Total Change in Unrealized Gain(Loss)(a)	1,449	283	29	1,761
Ending balance, 3/31/2023	$244,434	$519	$(145)	$244,808

(a)Net change in unrealized gain (loss) attributable to Level 3 securities held at March 31, 2023 totaled $1,761,000,

Level 3 securities primarily consist of Direct Loans which were valued by an independent pricing service at March 31, 2023, utilizing a discounted cash flow model. Weighted average lives for the loans ranged from 0.17 to 2.17. Unobservable inputs include spreads to relevant U.S. Treasuries ranging from 153 to 439 basis points. A change in unobservable inputs may impact the value of the loans.

Federal Income Taxes

At March 31, 2023, investments for federal income tax purposes approximated book cost at amortized cost of $7,069,152,000.  Net unrealized losses aggregated $813,043,000 at period-end, of which $6,798,000 related to appreciated investments and $819,841,000 related to depreciated investments.

Note 2. Transactions with Related Entities

HIT Advisers

HIT Advisers, a Delaware limited liability company, was formed by the HIT to operate as an investment adviser and be registered, as appropriate under applicable federal or state law. HIT Advisers is owned by HIT directly (99.9%), and indirectly through HIT Advisers Managing Member (0.1%) which is also wholly owned by the HIT. This ownership structure is intended to insulate the HIT from any potential liabilities associated with the conduct of HIT Advisers’ business. The HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate.

In accordance with a contract, in addition to its membership interest, the HIT provides HIT Advisers advances to assist with its operations and cash flow management as needed. Advances are expected to be repaid as cash becomes available. However, as with many start-up operations, there is no certainty that HIT Advisers will generate sufficient revenue to cover its operations and liabilities. Also, in accordance with the contract, the HIT provides the time of certain personnel and allocates operational expenses to HIT Advisers on a cost-reimbursement basis. As of March 31, 2023, HIT Advisers had no assets under management.

A rollforward of advances to HIT Advisers by the HIT is included in the table below:

Advances to HIT Advisers by HIT	$ in Thousands
Beginning Balance, 12/31/2022	$500
Advances in 2023	1
Repayment by HIT Advisers in 2023	—
Ending Balance, 3/31/2023	$501

Building America

Building America, a wholly owned subsidiary of HIT Advisers, is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CDFI Fund) of the U.S. Department of the Treasury.

In accordance with a contract, the HIT provides the time of certain personnel to Building America and allocates operational expenses on a cost-reimbursement basis. Also, in accordance with the contract, the HIT provides Building America advances to assist with its operations and cash flow management as needed. Advances are repaid as cash becomes available.

A rollforward of advances to Building America by the HIT is included in the table below:

Advances to BACDE by HIT	$ in Thousands
Beginning Balance, 12/31/2022	$100
Advances in 2023	421
Repayment by BACDE in 2023	(400)
Ending Balance, 3/31/2023	$121

Summarized financial information on a consolidated basis for HIT Advisers and Building America is included in the table below:

$ in Thousands
As of March 31, 2023
Assets	$2,240
Liabilities	$1,721
Equity	$519

For the three months ended March 31, 2023
Income	$698
Expenses	(317)
Tax Expense	(99)
Net Income (Loss)	$282